Consolidated Statements Of Stockholders' Equity (Deficit) (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Issuance of shares to employees pursuant to stock option and deferred stock incentive plans	0	1,813,073	825,397